VIRTUS BOND FUND
Virtus Bond Fund

Virtus Bond Fund, Virtus High Yield Fund,

and Virtus Senior Floating Rate Fund,

each a series of Virtus Opportunities Trust

Supplement dated November 1, 2016 to the Summary Prospectuses dated January 28, 2016, as supplemented, and the Virtus Opportunities Trust Statutory Prospectus, dated January 28, 2016, as supplemented

Important Notice to Investors

As of November 1, 2016, Virtus Bond Fund, Virtus High Yield Fund and Virtus Senior Floating Rate Fund are offering Class R6 Shares, in addition to the share classes already offered by the funds. Additionally, Virtus High Yield Fund has increased its expense reimbursement arrangement, effective November 1, 2016. Accordingly, the funds’ prospectuses are hereby amended to add the following disclosure.

Virtus Bond Fund

The cover page of the statutory prospectus is hereby revised by replacing the row showing ticker symbols for the fund’s share classes with the row shown below:

	A	B	C	I	R6	T
Virtus Bond Fund	SAVAX	SAVBX	SAVCX	SAVYX	VBFRX

The tables under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus are hereby revised to add the Class R6 column and to revise the associated footnotes as shown below:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	VIRTUS BOND FUND Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	VIRTUS BOND FUND Class R6
Management Fee	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	none
Other Expenses	0.36%	[1]
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.82%	[2]
Less: Fee Waiver and/or Expense Reimbursement	(0.27%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.55%	[2],[3]
[1]	Estimated for current fiscal year, as annualized.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[3]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 0.85% for Class A Shares, 1.60% for Class B Shares, 1.60% for Class C Shares, 0.60% for Class I Shares and 0.54% for Class R6 Shares through January 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

The Example table is hereby revised to add the Class R6 row as shown below:
Expense Example	Share Status	1 Year	3 Years	5 Years	10 Years
VIRTUS BOND FUND | Class R6 | USD ($)	Sold	56	235	429	988

Expense Example, No Redemption	Share Status	1 Year	3 Years	5 Years	10 Years
VIRTUS BOND FUND | Class R6 | USD ($)	Held	56	235	429	988